LEASES - Operating and Finance Leases (Details)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Operating leases:
Operating lease liabilities - current	¥ 48,244,010	$ 7,393,718	¥ 40,043,113
Operating lease liabilities - non-current	277,239,113	42,488,753	279,534,370
Total operating lease liabilities	325,483,123		319,577,483
Operating lease right-of-use assets, net	316,512,346	48,507,639	317,903,640
Financing leases:
Financing lease liabilities - current	272,329,554	41,736,330	227,613,208
Financing lease liabilities - non-current	313,087,663	47,982,784	583,490,228
Total financing lease liabilities	585,417,217		811,103,436
Financing lease right-of-use assets, net	¥ 829,122,192	$ 127,068,535	¥ 1,259,713,215